ACCOUNTING FOR EMERGENCE FROM BANKRUPTCY	12 Months Ended
Dec. 31, 2010
Reorganization under Chapter 11 of US Bankruptcy Code Disclosure [Text Block]
7.	ACCOUNTING FOR EMERGENCE FROM BANKRUPTCY

Gain on Bankruptcy Exit – On the Effective Date, the Company ceased to own the Plant Owners as they emerged from bankruptcy. As a result, the Company removed the related assets and liabilities from its consolidated financial statements, resulting in a net gain from the bankruptcy exit of $119,408,000. The classification and amounts of the net liabilities removed at June 29, 2010 were as follows (in thousands):

Current Assets:
Cash and cash equivalents	$1,302
Accounts receivable – trade	562
Accounts receivable – Kinergy and PAP	5,212
Inventories	4,841
Other current assets	2,166
Total current assets	14,083
Property and equipment, net	160,402
Other assets	585
Total Assets	$175,070

Current Liabilities:
Accounts payable and other liabilities	$21,368
DIP financing and rollup	50,000
Liabilities subject to compromise	223,110
Total Liabilities	$294,478
Net Gain	$119,408

Liabilities Subject to Compromise – Liabilities subject to compromise refers to prepetition obligations which may be impacted by the Chapter 11 Filings. These amounts represented the Company’s estimate of known or potential prepetition obligations to be resolved in connection with the Chapter 11 Filings. On June 29, 2010, the liabilities subject to compromise were removed from the Company’s balance sheet as discussed above.

Liabilities subject to compromise were as follows (in thousands):

December 31, 2009
Term loans	$209,750
Working capital lines of credit	16,906
Accounts payable trade and accrued expenses	12,886
Derivative instruments – interest rate swaps	2,875
Total liabilities subject to compromise	$242,417

Contractual interest expense represents amounts due under the contractual terms of outstanding debt, including liabilities subject to compromise for which interest expense may not be recognized in accordance with the provisions of FASB ASC 852. The Plant Owners did not record contractual interest expense on certain unsecured prepetition debt subject to compromise from the date of the Chapter 11 Filings. The Plant Owners did, however, accrue interest on their DIP Financing and DIP Rollup as these amounts were likely to be paid in full upon confirmation of a plan of reorganization. On the Effective Date, the DIP Financing was converted to a term loan of the Plant Owners. For the years ended December 31, 2010 and 2009, the Company recorded interest expense related to the Plant Owners of approximately $2,356,000 and $11,508,000, respectively, through their emergence from bankruptcy. Had the Company accrued interest on all of the Plant Owners’ liabilities subject to compromise for the years ended December 31, 2010 and 2009, interest expense would have been approximately $14,932,000 and $28,993,000, respectively.

Reorganization Costs – In accordance with FASB ASC 852, revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the statements of operations. During the years ended December 31, 2010 and 2009, the Plant Owners settled a prepetition accrued liability with a vendor, resulting in a realized gain. Professional fees directly related to the reorganization include fees associated with advisors to the Plant Owners, unsecured creditors, secured creditors and administrative costs in complying with reporting rules under the Bankruptcy Code. As discussed in Note 1, the Company wrote off a portion of its unamortized deferred financing fees on the debt which is considered unlikely to be repaid by the Plant Owners.

The Plant Owners’ reorganization costs consisted of the following (in thousands):

	December 31,
	2010	2009
Professional fees	$4,026	$5,198
Write-off of unamortized deferred financing fees	—	7,545
Settlement of accrued liability	—	(2,008)
DIP financing fees	—	750
Trustee fees	127	122
Total	$4,153	$11,607